Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2021 Stock Option and Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	1,531,368
Proposed Maximum Offering Price per Unit	11.22
Maximum Aggregate Offering Price	$ 17,181,948.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,372.83
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share ("common stock"), of Entrada Therapeutics, Inc. (the "Registrant"), which become issuable under the Entrada Therapeutics, Inc. 2021 Stock Option and Incentive Plan (the "2021 Plan"), the Entrada Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") or the Entrada Therapeutics, Inc. 2025 Inducement Equity Plan, as amended (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 1(b) Represents an automatic increase of 1,531,368 shares of common stock to the number of shares available for issuance under the 2021 Plan, effective as of January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on registration statements on Form S-8 (File No. 333-260563, File No. 333-263556, File No. 333-270286, File No. 333-277868 and File No. 333-285303) filed with the Securities and Exchange Commission (the "SEC") on October 28, 2021, March 15, 2022, March 6, 2023, March 13, 2024 and February 27, 2025, respectively. 1(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $11.22, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on February 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2021 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	382,842
Proposed Maximum Offering Price per Unit	9.537
Maximum Aggregate Offering Price	$ 3,651,164.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 504.23
Offering Note	2(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share ("common stock"), of Entrada Therapeutics, Inc. (the "Registrant"), which become issuable under the Entrada Therapeutics, Inc. 2021 Stock Option and Incentive Plan (the "2021 Plan"), the Entrada Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") or the Entrada Therapeutics, Inc. 2025 Inducement Equity Plan, as amended (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 2(b) Represents an automatic increase of 382,842 shares of common stock to the number of shares available for issuance under the 2021 ESPP, effective as of January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on registration statements on Form S-8 (File No. 333-260563, File No. 333-263556, File No. 333-270286, File No. 333-277868 and File No. 333-285303) filed with the SEC on October 28, 2021, March 15, 2022, March 6, 2023, March 13, 2024 and February 27, 2025, respectively. 2(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $11.22, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on February 20, 2026. Pursuant to the 2021 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2025 Inducement Equity Plan, as amended Common Stock, $0.0001 par value per share
Amount Registered | shares	485,000
Proposed Maximum Offering Price per Unit	11.22
Maximum Aggregate Offering Price	$ 5,441,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 751.50
Offering Note	3(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share ("common stock"), of Entrada Therapeutics, Inc. (the "Registrant"), which become issuable under the Entrada Therapeutics, Inc. 2021 Stock Option and Incentive Plan (the "2021 Plan"), the Entrada Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") or the Entrada Therapeutics, Inc. 2025 Inducement Equity Plan, as amended (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 3(b) Represents an increase of 485,000 shares of common stock to the number of shares reserved for issuance under the Inducement Plan, effective as of January 1, 2026. Shares available for issuance under the Inducement Plan were previously registered on the registration statement on Form S-8 (File No. 333-286074) filed with the SEC on March 25, 2025. 3(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $11.22, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on February 20, 2026.